CASH AND CASH EQUIVALENTS AND INVESTMENTS. ADDITIONAL INFORMATION ON THE CONSOLIDATED STATEMENTS OF CASH FLOWS - Main non-cash operating transactions (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Main non-cash operating transactions:
PP&E and intangible assets acquisition financed with accounts payable	$ 248,072	$ 367,134	$ 227,548
Right of use assets acquisition owed	289,423	227,402	173,664
Joint ventures acquisition cancelled with government bonds		1,453
Other liabilities for acquisition of companies and joint ventures		10,431	5,036
Other receivables offset with acquisition of companies and joint ventures	10,162
Dividends payment made with investments not considered as cash and cash equivalents (See "Dividends paid")	144,962	277,404	374,325
Trade payables cancelled with borrowings	28,571	$ 90,582	88,797
Trade receivables cancelled with government bonds			$ 5,551
Trade payables cancelled with government bonds	25,645
Exchange Notes	162,405
Transaction with non-controlling interest offset against other receivables	1,585
Dividend payable from subsidiaries	$ 1,006